Other Long-Term Liabilities - Asset Retirement Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Asset retirement obligations settlement period	60 years
Inflation rate	2.00%	2.00%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Balance – beginning of year	$ 5,771	$ 3,886	$ 4,327
Balance – end of year	5,861	5,771	3,886
Less: current portion	184	208	186
Non-current asset retirement obligation	$ 5,677	$ 5,563	$ 3,700
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Weighted average discount rate	3.70%	3.80%	5.00%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Liabilities incurred	$ 5	$ 15	$ 19
Liabilities acquired, net	13	198	6
Liabilities settled	(249)	(296)	(290)
Asset retirement obligation accretion	205	190	186
Revision of cost and timing estimates	(134)	412	(111)
Change in discount rates	253	1,412	(334)
Foreign exchange adjustments	$ (3)	$ (46)	$ 83